Income Taxes (Tables) - Manscaped Holdings, LLC [Member]	12 Months Ended
Dec. 31, 2020
Income Taxes (Tables) [Line Items]
Schedule of provision for income taxes
	Years Ended December 31,
	2020	2019
Current:
Federal	$1,235	$—
State	327	1
Total current tax expense	$1,562	$1

Schedule of reconciliation of the reported income tax provision
	Years Ended December 31,
	2020	2019
Tax computed at federal statutory rate	$(11,049)	$(4,516)
State income taxes, net of federal tax benefit	200	(188)
Permanent differences	41	23
Tax rate changes	82	—
Share-based compensation	11,986	3,831
Other	(2)	51
Valuation allowance	304	800
Income tax expense	$1,562	$1

Schedule of deferred income tax basis of assets and liabilities
	December 31,
	2020	2019
Deferred tax assets:
Net operating losses	$—	$172
Accrued liabilities	365	417
Inventory capitalization	199	142
Accrued compensation	119	20
Reserve liabilities	314	52
Deferred revenue	66	—
Deferred rent	136	—
Disallowed interest	—	53
Other	4	3
Total deferred tax assets	1,203	859
Less: Valuation allowance	(1,163)	(859)
Total deferred tax assets, net of valuation allowance	40	—
Deferred tax liabilities:
Property and equipment	(40)	—
Total deferred tax liabilities	(40)	—
Net deferred taxes	$—	$—